LVIP SSGA S&P 500 Index Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.45%
Aerospace & Defense–1.94%
†Axon Enterprise, Inc.	16,100	$6,433,560
†Boeing Co.	132,389	20,128,424
General Dynamics Corp.	57,980	17,521,556
General Electric Co.	244,747	46,154,389
Howmet Aerospace, Inc.	87,960	8,817,990
Huntington Ingalls Industries, Inc.	8,500	2,247,230
L3Harris Technologies, Inc.	43,006	10,229,837
Lockheed Martin Corp.	47,802	27,943,137
Northrop Grumman Corp.	31,533	16,651,631
RTX Corp.	300,071	36,356,603
Textron, Inc.	42,722	3,784,315
TransDigm Group, Inc.	12,800	18,267,264
		214,535,936
Air Freight & Logistics–0.40%
CH Robinson Worldwide, Inc.	27,227	3,005,044
Expeditors International of Washington, Inc.	31,876	4,188,507
FedEx Corp.	50,603	13,849,029
United Parcel Service, Inc. Class B	167,224	22,799,320
		43,841,900
Automobile Components–0.06%
†Aptiv PLC	63,024	4,538,358
BorgWarner, Inc.	51,098	1,854,347
		6,392,705
Automobiles–1.67%
Ford Motor Co.	900,602	9,510,357
General Motors Co.	252,106	11,304,433
†Tesla, Inc.	627,300	164,120,499
		184,935,289
Banks–3.10%
Bank of America Corp.	1,524,601	60,496,168
Citigroup, Inc.	433,662	27,147,241
Citizens Financial Group, Inc.	101,800	4,180,926
Fifth Third Bancorp	150,567	6,450,290
Huntington Bancshares, Inc.	337,420	4,960,074
JPMorgan Chase & Co.	643,160	135,616,718
KeyCorp	212,794	3,564,299
M&T Bank Corp.	38,524	6,861,895
PNC Financial Services Group, Inc.	89,346	16,515,608
Regions Financial Corp.	205,314	4,789,976
Truist Financial Corp.	303,042	12,961,106
U.S. Bancorp	356,756	16,314,452
Wells Fargo & Co.	768,082	43,388,952
		343,247,705
Beverages–1.32%
Brown-Forman Corp. Class B	38,550	1,896,660
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Coca-Cola Co.	876,097	$62,956,331
Constellation Brands, Inc. Class A	35,035	9,028,169
Keurig Dr. Pepper, Inc.	239,700	8,983,956
Molson Coors Beverage Co. Class B	39,717	2,284,522
†Monster Beverage Corp.	162,402	8,472,512
PepsiCo, Inc.	310,175	52,745,259
		146,367,409
Biotechnology–1.88%
AbbVie, Inc.	399,049	78,804,197
Amgen, Inc.	121,257	39,070,218
†Biogen, Inc.	33,449	6,483,754
Gilead Sciences, Inc.	283,449	23,764,364
†Incyte Corp.	35,000	2,313,500
†Moderna, Inc.	76,700	5,125,861
†Regeneron Pharmaceuticals, Inc.	24,162	25,400,061
†Vertex Pharmaceuticals, Inc.	58,700	27,300,196
		208,262,151
Broadline Retail–3.62%
†Amazon.com, Inc.	2,112,760	393,670,571
eBay, Inc.	108,944	7,093,344
		400,763,915
Building Products–0.56%
A.O. Smith Corp.	26,500	2,380,495
Allegion PLC	19,225	2,801,851
†Builders FirstSource, Inc.	27,300	5,292,378
Carrier Global Corp.	191,261	15,394,598
Johnson Controls International PLC	153,489	11,912,281
Masco Corp.	50,421	4,232,339
Trane Technologies PLC	51,475	20,009,877
		62,023,819
Capital Markets–2.97%
Ameriprise Financial, Inc.	22,582	10,609,249
Bank of New York Mellon Corp.	165,403	11,885,860
BlackRock, Inc.	31,391	29,806,068
Blackstone, Inc.	163,700	25,067,381
Cboe Global Markets, Inc.	24,600	5,039,802
Charles Schwab Corp.	339,625	22,011,096
CME Group, Inc.	82,353	18,171,190
FactSet Research Systems, Inc.	8,900	4,092,665
Franklin Resources, Inc.	67,456	1,359,238
Goldman Sachs Group, Inc.	71,186	35,244,901
Intercontinental Exchange, Inc.	129,230	20,759,507
Invesco Ltd.	107,539	1,888,385
KKR & Co., Inc.	151,100	19,730,638
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings, Inc.	8,800	$2,254,560
Moody's Corp.	35,242	16,725,501
Morgan Stanley	280,788	29,269,341
MSCI, Inc.	18,200	10,609,326
Nasdaq, Inc.	95,131	6,945,514
Northern Trust Corp.	45,484	4,094,925
Raymond James Financial, Inc.	42,050	5,149,443
S&P Global, Inc.	72,237	37,319,079
State Street Corp.	68,290	6,041,616
T. Rowe Price Group, Inc.	50,635	5,515,671
		329,590,956
Chemicals–1.47%
Air Products & Chemicals, Inc.	50,499	15,035,572
Albemarle Corp.	28,000	2,651,880
Celanese Corp.	22,100	3,004,716
CF Industries Holdings, Inc.	40,990	3,516,942
Corteva, Inc.	159,727	9,390,350
Dow, Inc.	159,927	8,736,812
DuPont de Nemours, Inc.	95,649	8,523,282
Eastman Chemical Co.	26,527	2,969,698
Ecolab, Inc.	56,857	14,517,298
FMC Corp.	29,201	1,925,514
International Flavors & Fragrances, Inc.	59,104	6,201,783
Linde PLC	108,480	51,729,773
LyondellBasell Industries NV Class A	60,080	5,761,672
Mosaic Co.	72,847	1,950,843
PPG Industries, Inc.	54,356	7,199,996
Sherwin-Williams Co.	53,048	20,246,830
		163,362,961
Commercial Services & Supplies–0.56%
Cintas Corp.	76,932	15,838,760
†Copart, Inc.	200,500	10,506,200
Republic Services, Inc.	46,237	9,286,239
Rollins, Inc.	63,625	3,218,152
Veralto Corp.	55,867	6,249,283
Waste Management, Inc.	82,071	17,037,940
		62,136,574
Communications Equipment–0.84%
†Arista Networks, Inc.	57,800	22,184,796
Cisco Systems, Inc.	909,324	48,394,224
†F5, Inc.	13,296	2,927,779
Juniper Networks, Inc.	73,604	2,869,084
Motorola Solutions, Inc.	37,902	17,041,876
		93,417,759
Construction & Engineering–0.09%
Quanta Services, Inc.	33,687	10,043,779
		10,043,779
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.13%
Martin Marietta Materials, Inc.	13,600	$7,320,200
Vulcan Materials Co.	30,663	7,678,935
		14,999,135
Consumer Finance–0.54%
American Express Co.	126,650	34,347,480
Capital One Financial Corp.	85,630	12,821,380
Discover Financial Services	56,911	7,984,044
Synchrony Financial	90,268	4,502,568
		59,655,472
Consumer Staples Distribution & Retail–1.90%
Costco Wholesale Corp.	100,148	88,783,205
Dollar General Corp.	50,829	4,298,608
†Dollar Tree, Inc.	47,383	3,331,973
Kroger Co.	154,046	8,826,836
Sysco Corp.	109,818	8,572,393
Target Corp.	105,838	16,495,911
Walgreens Boots Alliance, Inc.	172,762	1,547,947
Walmart, Inc.	976,585	78,859,239
		210,716,112
Containers & Packaging–0.24%
Amcor PLC	322,008	3,648,351
Avery Dennison Corp.	18,843	4,159,781
Ball Corp.	69,456	4,716,757
International Paper Co.	75,001	3,663,799
Packaging Corp. of America	20,800	4,480,320
Smurfit WestRock PLC	114,118	5,639,711
		26,308,719
Distributors–0.09%
Genuine Parts Co.	32,741	4,573,263
LKQ Corp.	61,700	2,463,064
Pool Corp.	9,000	3,391,200
		10,427,527
Diversified Telecommunication Services–0.71%
AT&T, Inc.	1,631,340	35,889,480
Verizon Communications, Inc.	949,958	42,662,614
		78,552,094
Electric Utilities–1.65%
Alliant Energy Corp.	57,600	3,495,744
American Electric Power Co., Inc.	119,478	12,258,443
Constellation Energy Corp.	70,218	18,258,084
Duke Energy Corp.	173,748	20,033,144
Edison International	88,804	7,733,940
Entergy Corp.	48,372	6,366,239
Evergy, Inc.	51,999	3,224,458
Eversource Energy	79,974	5,442,231
LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Exelon Corp.	231,456	$9,385,541
FirstEnergy Corp.	115,906	5,140,431
NextEra Energy, Inc.	463,532	39,182,360
NRG Energy, Inc.	47,055	4,286,711
PG&E Corp.	483,700	9,562,749
Pinnacle West Capital Corp.	24,883	2,204,385
PPL Corp.	165,998	5,491,214
Southern Co.	246,126	22,195,643
Xcel Energy, Inc.	126,577	8,265,478
		182,526,795
Electrical Equipment–0.75%
AMETEK, Inc.	52,200	8,963,262
Eaton Corp. PLC	89,717	29,735,803
Emerson Electric Co.	130,330	14,254,192
†GE Vernova, Inc.	62,861	16,028,298
†Generac Holdings, Inc.	13,300	2,113,104
Hubbell, Inc.	12,200	5,225,870
Rockwell Automation, Inc.	25,590	6,869,891
		83,190,420
Electronic Equipment, Instruments & Components–0.59%
Amphenol Corp. Class A	274,028	17,855,664
CDW Corp.	31,100	7,037,930
Corning, Inc.	175,060	7,903,959
Jabil, Inc.	27,100	3,247,393
†Keysight Technologies, Inc.	40,000	6,357,200
TE Connectivity PLC	70,111	10,586,060
†Teledyne Technologies, Inc.	10,597	4,637,883
†Trimble, Inc.	56,300	3,495,667
†Zebra Technologies Corp. Class A	11,900	4,406,808
		65,528,564
Energy Equipment & Services–0.25%
Baker Hughes Co.	227,897	8,238,477
Halliburton Co.	199,437	5,793,645
Schlumberger NV	326,773	13,708,127
		27,740,249
Entertainment–1.16%
Electronic Arts, Inc.	53,579	7,685,372
†Live Nation Entertainment, Inc.	32,700	3,580,323
†Netflix, Inc.	96,900	68,728,263
†Take-Two Interactive Software, Inc.	36,500	5,610,415
Walt Disney Co.	409,135	39,354,696
†Warner Bros Discovery, Inc.	500,613	4,130,057
		129,089,126
Financial Services–4.08%
†Berkshire Hathaway, Inc. Class B	414,369	190,717,476
†Corpay, Inc.	15,700	4,910,332
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Fidelity National Information Services, Inc.	122,189	$10,233,329
†Fiserv, Inc.	129,624	23,286,952
Global Payments, Inc.	57,645	5,904,001
Jack Henry & Associates, Inc.	16,100	2,842,294
Mastercard, Inc. Class A	186,420	92,054,196
†PayPal Holdings, Inc.	229,844	17,934,727
Visa, Inc. Class A	377,528	103,801,323
		451,684,630
Food Products–0.73%
Archer-Daniels-Midland Co.	106,423	6,357,710
Bunge Global SA	32,900	3,179,456
Campbell Soup Co.	46,050	2,252,766
Conagra Brands, Inc.	104,552	3,400,031
General Mills, Inc.	124,512	9,195,211
Hershey Co.	33,630	6,449,562
Hormel Foods Corp.	68,272	2,164,222
J.M. Smucker Co.	23,847	2,887,872
Kellanova	58,777	4,743,892
Kraft Heinz Co.	199,624	7,008,799
Lamb Weston Holdings, Inc.	33,600	2,175,264
McCormick & Co., Inc.	58,438	4,809,447
Mondelez International, Inc. Class A	300,808	22,160,525
Tyson Foods, Inc. Class A	66,550	3,963,718
		80,748,475
Gas Utilities–0.04%
Atmos Energy Corp.	34,900	4,840,979
		4,840,979
Ground Transportation–0.98%
CSX Corp.	435,512	15,038,229
JB Hunt Transport Services, Inc.	19,200	3,308,736
Norfolk Southern Corp.	51,132	12,706,302
Old Dominion Freight Line, Inc.	41,200	8,183,968
†Uber Technologies, Inc.	478,000	35,926,480
Union Pacific Corp.	137,402	33,866,845
		109,030,560
Health Care Equipment & Supplies–2.36%
Abbott Laboratories	392,680	44,769,447
†Align Technology, Inc.	15,800	4,018,256
Baxter International, Inc.	113,522	4,310,430
Becton Dickinson & Co.	66,013	15,915,734
†Boston Scientific Corp.	331,887	27,812,131
†Cooper Cos., Inc.	46,800	5,163,912
†Dexcom, Inc.	89,000	5,966,560
†Edwards Lifesciences Corp.	137,648	9,083,392
GE HealthCare Technologies, Inc.	103,349	9,699,304
LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Hologic, Inc.	54,100	$4,406,986
†IDEXX Laboratories, Inc.	18,700	9,447,614
†Insulet Corp.	15,300	3,561,075
†Intuitive Surgical, Inc.	80,007	39,305,039
Medtronic PLC	288,996	26,018,310
ResMed, Inc.	33,300	8,129,196
†Solventum Corp.	32,370	2,256,836
STERIS PLC	22,300	5,408,642
Stryker Corp.	77,512	28,001,985
Teleflex, Inc.	10,800	2,671,056
Zimmer Biomet Holdings, Inc.	46,690	5,040,185
		260,986,090
Health Care Providers & Services–2.46%
Cardinal Health, Inc.	54,961	6,074,290
Cencora, Inc.	38,178	8,593,104
†Centene Corp.	117,574	8,850,971
Cigna Group	62,902	21,791,769
CVS Health Corp.	284,742	17,904,577
†DaVita, Inc.	11,128	1,824,213
Elevance Health, Inc.	52,288	27,189,760
HCA Healthcare, Inc.	41,800	16,988,774
†Henry Schein, Inc.	27,800	2,026,620
Humana, Inc.	27,632	8,752,160
Labcorp Holdings, Inc.	18,747	4,189,579
McKesson Corp.	29,494	14,582,423
†Molina Healthcare, Inc.	13,100	4,513,736
Quest Diagnostics, Inc.	25,311	3,929,533
UnitedHealth Group, Inc.	208,746	122,049,611
Universal Health Services, Inc. Class B	13,300	3,045,833
		272,306,953
Health Care REITs–0.27%
Alexandria Real Estate Equities, Inc.	36,700	4,358,125
Healthpeak Properties, Inc.	137,323	3,140,577
Ventas, Inc.	94,695	6,072,790
Welltower, Inc.	130,101	16,656,831
		30,228,323
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	158,751	2,794,018
		2,794,018
Hotels, Restaurants & Leisure–1.90%
†Airbnb, Inc. Class A	99,900	12,668,319
Booking Holdings, Inc.	7,575	31,906,809
†Caesars Entertainment, Inc.	53,000	2,212,220
†Carnival Corp.	234,491	4,333,394
†Chipotle Mexican Grill, Inc.	311,600	17,954,392
Darden Restaurants, Inc.	27,530	4,518,499
Domino's Pizza, Inc.	8,100	3,484,134
†Expedia Group, Inc.	29,349	4,344,239
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	55,300	$12,746,650
Las Vegas Sands Corp.	81,500	4,102,710
Marriott International, Inc. Class A	52,427	13,033,352
McDonald's Corp.	161,918	49,305,650
†MGM Resorts International	55,600	2,173,404
†Norwegian Cruise Line Holdings Ltd.	100,100	2,053,051
Royal Caribbean Cruises Ltd.	54,300	9,630,648
Starbucks Corp.	255,306	24,889,782
Wynn Resorts Ltd.	21,950	2,104,566
Yum! Brands, Inc.	64,524	9,014,648
		210,476,467
Household Durables–0.41%
Dr. Horton, Inc.	67,474	12,872,015
Garmin Ltd.	35,324	6,218,084
Lennar Corp. Class A	55,643	10,431,949
†Mohawk Industries, Inc.	12,200	1,960,296
†NVR, Inc.	710	6,966,378
PulteGroup, Inc.	46,141	6,622,618
		45,071,340
Household Products–1.20%
Church & Dwight Co., Inc.	55,300	5,791,016
Clorox Co.	27,685	4,510,163
Colgate-Palmolive Co.	183,852	19,085,676
Kimberly-Clark Corp.	77,731	11,059,567
Procter & Gamble Co.	531,931	92,130,449
		132,576,871
Independent Power and Renewable Electricity Producers–0.11%
AES Corp.	151,515	3,039,391
Vistra Corp.	74,500	8,831,230
		11,870,621
Industrial Conglomerates–0.43%
3M Co.	123,483	16,880,126
Honeywell International, Inc.	146,772	30,339,240
		47,219,366
Industrial REITs–0.24%
Prologis, Inc.	208,622	26,344,786
		26,344,786
Insurance–2.16%
Aflac, Inc.	113,022	12,635,860
Allstate Corp.	60,572	11,487,480
American International Group, Inc.	144,244	10,562,988
Aon PLC Class A	49,354	17,075,990
†Arch Capital Group Ltd.	86,200	9,644,056
Arthur J Gallagher & Co.	49,900	14,040,363
Assurant, Inc.	11,616	2,309,958
LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Brown & Brown, Inc.	55,100	$5,708,360
Chubb Ltd.	84,646	24,411,060
Cincinnati Financial Corp.	36,675	4,992,201
Erie Indemnity Co. Class A	5,400	2,915,028
Everest Group Ltd.	9,900	3,879,117
Globe Life, Inc.	19,779	2,094,794
Hartford Financial Services Group, Inc.	67,489	7,937,381
Loews Corp.	42,908	3,391,877
Marsh & McLennan Cos., Inc.	110,769	24,711,456
MetLife, Inc.	131,715	10,863,853
Principal Financial Group, Inc.	48,333	4,151,805
Progressive Corp.	133,318	33,830,776
Prudential Financial, Inc.	82,325	9,969,557
Travelers Cos., Inc.	51,106	11,964,937
W.R. Berkley Corp.	70,950	4,024,993
Willis Towers Watson PLC	23,701	6,980,656
		239,584,546
Interactive Media & Services–6.20%
Alphabet, Inc. Class A	1,324,900	219,734,665
Alphabet, Inc. Class C	1,085,960	181,561,652
†Match Group, Inc.	62,100	2,349,864
Meta Platforms, Inc. Class A	494,100	282,842,604
		686,488,785
IT Services–1.16%
Accenture PLC Class A	141,367	49,970,407
†Akamai Technologies, Inc.	35,303	3,563,838
Cognizant Technology Solutions Corp. Class A	113,716	8,776,601
†EPAM Systems, Inc.	13,400	2,667,002
†Gartner, Inc.	17,700	8,969,652
†GoDaddy, Inc. Class A	31,900	5,001,282
International Business Machines Corp.	207,863	45,954,352
†VeriSign, Inc.	19,387	3,682,754
		128,585,888
Leisure Products–0.02%
Hasbro, Inc.	30,584	2,211,835
		2,211,835
Life Sciences Tools & Services–1.25%
Agilent Technologies, Inc.	66,637	9,894,262
Bio-Techne Corp.	34,600	2,765,578
†Charles River Laboratories International, Inc.	12,200	2,403,034
Danaher Corp.	145,001	40,313,178
†IQVIA Holdings, Inc.	38,700	9,170,739
†Mettler-Toledo International, Inc.	4,900	7,348,530
Revvity, Inc.	27,475	3,509,931
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	86,253	$53,353,518
†Waters Corp.	13,316	4,792,295
West Pharmaceutical Services, Inc.	16,600	4,982,656
		138,533,721
Machinery–1.69%
Caterpillar, Inc.	109,381	42,781,097
Cummins, Inc.	31,557	10,217,841
Deere & Co.	57,700	24,079,941
Dover Corp.	31,251	5,992,067
Fortive Corp.	81,071	6,398,934
IDEX Corp.	17,600	3,775,200
Illinois Tool Works, Inc.	60,719	15,912,629
Ingersoll Rand, Inc.	93,481	9,176,095
Nordson Corp.	12,300	3,230,349
Otis Worldwide Corp.	89,480	9,300,551
PACCAR, Inc.	120,532	11,894,098
Parker-Hannifin Corp.	29,382	18,564,135
Pentair PLC	37,294	3,646,980
Snap-on, Inc.	11,575	3,353,393
Stanley Black & Decker, Inc.	34,140	3,759,838
Westinghouse Air Brake Technologies Corp.	40,109	7,290,613
Xylem, Inc.	55,073	7,436,507
		186,810,268
Media–0.53%
†Charter Communications, Inc. Class A	22,600	7,324,208
Comcast Corp. Class A	871,244	36,391,862
Fox Corp. Class A	84,885	3,475,753
Interpublic Group of Cos., Inc.	88,680	2,804,948
News Corp. Class A	108,190	2,913,836
Omnicom Group, Inc.	45,197	4,672,918
Paramount Global Class B	115,900	1,230,858
		58,814,383
Metals & Mining–0.38%
Freeport-McMoRan, Inc.	326,461	16,296,933
Newmont Corp.	257,532	13,765,085
Nucor Corp.	54,543	8,199,995
Steel Dynamics, Inc.	33,400	4,211,072
		42,473,085
Multi-Utilities–0.65%
Ameren Corp.	58,701	5,133,989
CenterPoint Energy, Inc.	148,135	4,358,132
CMS Energy Corp.	67,838	4,791,398
Consolidated Edison, Inc.	78,412	8,165,041
Dominion Energy, Inc.	190,052	10,983,105
DTE Energy Co.	48,292	6,201,176
NiSource, Inc.	92,695	3,211,882
LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	115,389	$10,293,853
Sempra	145,676	12,182,884
WEC Energy Group, Inc.	71,358	6,863,212
		72,184,672
Office REITs–0.02%
BXP, Inc.	33,712	2,712,468
		2,712,468
Oil, Gas & Consumable Fuels–3.04%
APA Corp.	76,326	1,866,934
Chevron Corp.	384,016	56,554,036
ConocoPhillips	261,752	27,557,251
Coterra Energy, Inc.	168,096	4,025,899
Devon Energy Corp.	144,214	5,641,652
Diamondback Energy, Inc.	40,300	6,947,720
EOG Resources, Inc.	130,402	16,030,318
EQT Corp.	136,700	5,008,688
Exxon Mobil Corp.	1,004,194	117,711,621
Hess Corp.	62,420	8,476,636
Kinder Morgan, Inc.	442,281	9,769,987
Marathon Oil Corp.	132,329	3,523,921
Marathon Petroleum Corp.	75,030	12,223,137
Occidental Petroleum Corp.	151,438	7,805,115
ONEOK, Inc.	130,977	11,935,934
Phillips 66	93,871	12,339,343
Targa Resources Corp.	48,900	7,237,689
Valero Energy Corp.	71,745	9,687,727
Williams Cos., Inc.	273,418	12,481,532
		336,825,140
Passenger Airlines–0.14%
Delta Air Lines, Inc.	148,600	7,547,394
Southwest Airlines Co.	141,081	4,180,230
†United Airlines Holdings, Inc.	72,000	4,108,320
		15,835,944
Personal Care Products–0.14%
Estee Lauder Cos., Inc. Class A	53,667	5,350,063
Kenvue, Inc.	432,171	9,996,115
		15,346,178
Pharmaceuticals–3.59%
Bristol-Myers Squibb Co.	456,566	23,622,725
†Catalent, Inc.	39,800	2,410,686
Eli Lilly & Co.	178,328	157,987,908
Johnson & Johnson	543,952	88,152,861
Merck & Co., Inc.	572,581	65,022,299
Pfizer, Inc.	1,278,448	36,998,285
Viatris, Inc.	278,751	3,236,299
Zoetis, Inc.	101,921	19,913,325
		397,344,388
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.65%
†Amentum Holdings, Inc.	27,834	$897,647
Automatic Data Processing, Inc.	91,868	25,422,632
Broadridge Financial Solutions, Inc.	26,700	5,741,301
†Dayforce, Inc.	38,000	2,327,500
Equifax, Inc.	28,018	8,233,369
Jacobs Solutions, Inc.	27,834	3,643,471
Leidos Holdings, Inc.	30,600	4,987,800
Paychex, Inc.	72,476	9,725,554
Paycom Software, Inc.	11,400	1,898,898
Verisk Analytics, Inc.	32,700	8,762,292
		71,640,464
Real Estate Management & Development–0.14%
†CBRE Group, Inc. Class A	69,476	8,648,372
†CoStar Group, Inc.	92,600	6,985,744
		15,634,116
Residential REITs–0.29%
AvalonBay Communities, Inc.	32,148	7,241,337
Camden Property Trust	23,500	2,902,955
Equity Residential	77,742	5,788,669
Essex Property Trust, Inc.	14,900	4,401,758
Invitation Homes, Inc.	129,700	4,573,222
Mid-America Apartment Communities, Inc.	26,600	4,226,740
UDR, Inc.	69,400	3,146,596
		32,281,277
Retail REITs–0.29%
Federal Realty Investment Trust	16,200	1,862,514
Kimco Realty Corp.	153,145	3,556,027
Realty Income Corp.	193,700	12,284,454
Regency Centers Corp.	36,900	2,665,287
Simon Property Group, Inc.	68,648	11,602,885
		31,971,167
Semiconductors & Semiconductor Equipment–11.05%
†Advanced Micro Devices, Inc.	365,483	59,968,450
Analog Devices, Inc.	112,723	25,945,453
Applied Materials, Inc.	186,753	37,733,444
Broadcom, Inc.	1,052,450	181,547,625
†Enphase Energy, Inc.	31,800	3,594,036
†First Solar, Inc.	24,700	6,161,168
Intel Corp.	960,228	22,526,949
KLA Corp.	30,721	23,790,649
Lam Research Corp.	29,350	23,951,948
Microchip Technology, Inc.	123,306	9,900,239
Micron Technology, Inc.	251,659	26,099,555
Monolithic Power Systems, Inc.	11,000	10,169,500
NVIDIA Corp.	5,564,500	675,752,880
NXP Semiconductors NV	57,200	13,728,572
LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†ON Semiconductor Corp.	99,600	$7,231,956
†Qorvo, Inc.	21,300	2,200,290
QUALCOMM, Inc.	251,424	42,754,651
Skyworks Solutions, Inc.	37,100	3,664,367
Teradyne, Inc.	35,500	4,754,515
Texas Instruments, Inc.	206,024	42,558,378
		1,224,034,625
Software–10.27%
†Adobe, Inc.	100,100	51,829,778
†ANSYS, Inc.	19,800	6,308,874
†Autodesk, Inc.	48,503	13,361,607
†Cadence Design Systems, Inc.	62,600	16,966,478
†Crowdstrike Holdings, Inc. Class A	52,300	14,668,581
†Fair Isaac Corp.	5,500	10,689,360
†Fortinet, Inc.	143,500	11,128,425
Gen Digital, Inc.	130,925	3,591,273
Intuit, Inc.	63,040	39,147,840
Microsoft Corp.	1,681,388	723,501,256
Oracle Corp.	360,978	61,510,651
†Palantir Technologies, Inc. Class A	452,600	16,836,720
†Palo Alto Networks, Inc.	73,000	24,951,400
†PTC, Inc.	27,800	5,022,348
Roper Technologies, Inc.	24,364	13,557,104
Salesforce, Inc.	218,836	59,897,602
†ServiceNow, Inc.	46,500	41,589,135
†Synopsys, Inc.	34,600	17,521,094
†Tyler Technologies, Inc.	9,600	5,603,712
		1,137,683,238
Specialized REITs–1.05%
American Tower Corp.	105,203	24,466,010
Crown Castle, Inc.	100,065	11,870,711
Digital Realty Trust, Inc.	69,000	11,166,270
Equinix, Inc.	21,642	19,210,088
Extra Space Storage, Inc.	48,500	8,739,215
Iron Mountain, Inc.	66,100	7,854,663
Public Storage	35,751	13,008,716
SBA Communications Corp.	24,800	5,969,360
VICI Properties, Inc.	240,000	7,994,400
Weyerhaeuser Co.	165,407	5,600,681
		115,880,114
Specialty Retail–1.92%
†AutoZone, Inc.	3,927	12,370,207
Best Buy Co., Inc.	44,877	4,635,794
†CarMax, Inc.	35,509	2,747,686
Home Depot, Inc.	224,085	90,799,242
Lowe's Cos., Inc.	128,497	34,803,413
†O'Reilly Automotive, Inc.	13,057	15,036,441
Ross Stores, Inc.	74,726	11,247,010
TJX Cos., Inc.	254,792	29,948,252
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Tractor Supply Co.	25,000	$7,273,250
†Ulta Beauty, Inc.	10,800	4,202,496
		213,063,791
Technology Hardware, Storage & Peripherals–7.61%
Apple, Inc.	3,439,256	801,346,648
Dell Technologies, Inc. Class C	64,200	7,610,268
Hewlett Packard Enterprise Co.	301,776	6,174,337
HP, Inc.	221,376	7,940,757
NetApp, Inc.	47,543	5,872,036
Seagate Technology Holdings PLC	44,572	4,881,971
†Super Micro Computer, Inc.	11,400	4,746,960
†Western Digital Corp.	75,534	5,158,217
		843,731,194
Textiles, Apparel & Luxury Goods–0.37%
†Deckers Outdoor Corp.	35,400	5,644,530
†Lululemon Athletica, Inc.	26,400	7,163,640
NIKE, Inc. Class B	270,468	23,909,371
Ralph Lauren Corp.	8,872	1,720,015
Tapestry, Inc.	52,334	2,458,651
		40,896,207
Tobacco–0.56%
Altria Group, Inc.	383,901	19,594,307
Philip Morris International, Inc.	350,916	42,601,202
		62,195,509
Trading Companies & Distributors–0.29%
Fastenal Co.	132,606	9,470,720
United Rentals, Inc.	15,200	12,307,896
WW Grainger, Inc.	10,053	10,443,157
		32,221,773
Water Utilities–0.06%
American Water Works Co., Inc.	44,600	6,522,304
		6,522,304
Wireless Telecommunication Services–0.21%
T-Mobile U.S., Inc.	110,315	22,764,603
		22,764,603
Total Common Stock (Cost $2,751,154,071)		11,018,108,233

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.52%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	58,095,744	$58,095,744
Total Money Market Fund (Cost $58,095,744)		58,095,744

TOTAL INVESTMENTS–99.97% (Cost $2,809,249,815)	$11,076,203,977
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	3,329,319
NET ASSETS APPLICABLE TO 369,867,115 SHARES OUTSTANDING–100.00%	$11,079,533,296

†Non-income producing.

The following futures contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
213	E-mini S&P 500 Index	$61,921,763	$60,884,737	12/20/24	$1,037,026	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP SSGA S&P 500 Index Fund–8